FINANCIAL INSTRUMENTS - Aging of receivables and impairment and weighted average loss rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 9,033	$ 7,062
Impairment	$ 493	270	$ 540
Not in arrears
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	1.50%
Gross amount	$ 7,851	5,464
Impairment	$ 117	64
In arrears up to three months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	1.50%
Gross amount	$ 703	1,030
Impairment	$ 10	12
In arrears up to six months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	1.50%
Gross amount	$ 98	221
Impairment	$ 1	3
In arrears up to 12 months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	17.50%
Gross amount	$ 20	188
Impairment	$ 4	32
In arrears over 12 months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	100.00%
Gross amount	$ 361	159
Impairment	$ 361	$ 159